Property And Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2021
Property, Plant and Equipment [Abstract]
Summary of Property And Equipment, Net And The Related Useful Lives
The following is a summary of property and equipment, net and the related useful lives as of June 30, 2021 and December 31, 2020:

		As of
(in thousands)		June 30, 2021	December 31, 2020
Assets Classification	Useful Life
Leasehold improvements	Lesser of lease term or 15 years	$29,779	$25,021
Machinery and equipment	3-12 years	11,012	8,288
Automobiles	3-5 years	6,546	4,900
Computer and equipment	5 years	5,376	4,475
Furniture and equipment	3-7 years	2,876	2,390
Construction in progress		6,582	4,155

Total		62,171	49,229
Less: Accumulated depreciation and amortization		(15,813)	(11,103)

Property and equipment, net		$46,358	$38,126